Critical Accounting Estimates, Assumptions and Judgements	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Critical Accounting Estimates, Assumptions and Judgements
3.	Critical accounting estimates, assumptions and judgements
Estimates, assumptions and judgements are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.

(a)	Impairment of goodwill
Goodwill is tested for impairment annually and whenever there is indication that the goodwill may be impaired.
The goodwill of $115,817,000 (2020: $112,413,000) arises from the acquisition of PropertyGuru Viet Nam Joint Stock Company (formerly known as Dai Viet Technology & Investment JSC) and its subsidiary (”PG Vietnam”). The recoverable amount of goodwill and the associated cash-generating unit of PG Vietnam has been determined based on its value-in-use.
The goodwill of $235,797,000 arises from the acquisition of the Panama entities in 2021 (Note 28). The recoverable amount of goodwill and the associated cash-generating units (“CGUs”) have been determined based on its fair value less cost to sell. The determination of the fair value of the CGUs requires the use of estimates (Note 14(a)).
The results of the impairment review undertaken at 31 December 2021 on the Group’s goodwill indicated that no impairment charge was necessary. Specific estimates and the sensitivity analysis are disclosed in Note 14(a).

(b)	Business combination
Upon acquisition of business, the purchase consideration is allocated between the net tangible and intangible assets other than goodwill on a fair value basis with any excess purchase consideration representing goodwill. The Group uses estimates and assumptions to accurately assign fair values to the intangible assets acquired at the acquisition date. The estimation is primarily due to the judgemental nature of the inputs to the valuation models used to measure the fair value of these intangible assets.
The fair value of the brands acquired as part of the acquisition in 2021 is determined at the date of acquisition using the relief from royalty (“RfR”) approach by estimating the amount of royalty the acquirer would have to pay in an arm’s length licensing arrangement to secure access to the same rights. The significant estimate and assumption used are in respect to expected future revenue growth rates. Cash flow projections used in the RfR approach were based on Panama’s forecasted revenue for the remainder of the assets’ useful lives. The carrying amounts of intangible assets are disclosed in Note 14.

(c)	Critical judgement over capitalisation of internally developed computer software and development cost in progress
The Group’s internally developed computer software and development cost in progress are capitalised based on management judgements relating to whether the criteria in Note 2.7(e) are met. Critical judgement is required in determining whether the expenditure enhances or extends the performance of computer software programmes beyond their original specifications or whether the costs are associated with maintaining computer software programmes. The carrying amounts of internally developed computer software and development cost in progress are disclosed in Note 14(d) and 14(e) respectively.

(d)	Fair value estimation on share price and share options for share-based compensation
The Group operates several equity-settled, share-based compensation plans. Details of the plans are included in Note 24. The total amount of expense to be recognised over the vesting period is determined by reference to the fair value of the shares and options granted on grant date. In determining the fair value of the shares and options granted, the Group used valuation methods which involve estimates and discount rates applicable to the Group’s business. The fair value of the shares are determined primarily using a discounted cash flow approach and the options are determined using the Black-Scholes model. The significant inputs to the model are disclosed in Note 24.

(e)	Fair value estimation of financial liabilities at fair value through profit or loss and derivative financial liabilities
The Group had financial liabilities measured at fair value through profit or loss (“FVTPL”) which includes contingent consideration arising from acquisition. In addition, the Group had certain derivative financial instruments arising from the convertible options relating to convertible notes and preference shares. Judgement is required to estimate the significant inputs to the model used to determine the fair value of these financial liabilities at FVTPL and derivative financial liabilities. The significant inputs to the model are disclosed in Note 26(e).